Income Taxes - Net Deferred Tax Assets Included in Consolidated Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Current assets:
Current assets: Deferred income taxes, net	¥ 20,749	¥ 20,503
Investments and other assets:
Investments and other assets: Deferred income taxes, net	1,875	976
Current liabilities:
Current liabilities: Other current liabilities, net	(371)	(399)
Long-term liabilities:
Long-term liabilities: Deferred income taxes, net	(4,424)	(4,024)
Net deferred tax assets	¥ 17,829	¥ 17,056